Shareholder Report, Holdings (Details) - Grizzle Growth ETF	Jul. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
GE Vernova, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Arista Networks, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%